Risk Management - Schedule of Credit Quality by Financial Asset Class (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
% of over total portfolio	100.00%
Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 23,134,814	$ 21,482,490
% over total allowance		100.00%
Credit Risk [Member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	15,460,544	$ 14,366,900
Credit Risk [Member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,876,041	4,445,827
Credit Risk [Member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,798,229	2,669,763
IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 23,134,814
% of over total portfolio	100.00%
Allowance	$ 880,117
% over total allowance	100.00%
IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 13,071,745
% of over total portfolio		58.53%
Allowance		$ 389,294
% over total allowance		50.66%
IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 9,626,346
% of over total portfolio	42.00%
Allowance	$ 445,452
% over total allowance	51.00%
IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 1,952,076
% of over total portfolio	8.44%
Allowance	$ 110,534
% over total allowance	12.56%
IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,876,041
% of over total portfolio	21.08%
Allowance	$ 78,501
% over total allowance	8.92%
IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,798,229
% of over total portfolio	12.10%
Allowance	$ 256,417
% over total allowance	29.13%
IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 21,824,197
% of over total portfolio		100.00%
Allowance		$ 768,583
% over total allowance		100.00%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 9,052,452
% of over total portfolio		41.47%
Allowance		$ 379,289
% over total allowance		49.34%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,936,862
% of over total portfolio		8.87%
Allowance		$ 95,876
% over total allowance		12.47%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 4,445,827
% of over total portfolio		20.37%
Allowance		$ 66,117
% over total allowance		8.60%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,669,763
% of over total portfolio		12.23%
Allowance		$ 217,296
% over total allowance		28.27%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 115,422
% of over total portfolio		0.53%
Allowance		$ 899
% over total allowance		0.12%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 681,792
% of over total portfolio		3.12%
Allowance		$ 1,477
% over total allowance		0.19%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 3,033,770
% of over total portfolio		13.90%
Allowance		$ 5,901
% over total allowance		0.77%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 4,007,691
% of over total portfolio		18.36%
Allowance		$ 37,650
% over total allowance		4.90%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,727,643
% of over total portfolio		12.50%
Allowance		$ 96,956
% over total allowance		12.61%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 837,283
% of over total portfolio		3.84%
Allowance		$ 14,829
% over total allowance		1.93%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 13,508,468
% of over total portfolio	58.00%
Allowance	$ 434,665
% over total allowance	49.00%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 101,936
% of over total portfolio	0.44%
Allowance	$ 14
% over total allowance	0.00%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 600,732
% of over total portfolio	2.60%
Allowance	$ 124
% over total allowance	0.01%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 3,063,847
% of over total portfolio	13.24%
Allowance	$ 1,636
% over total allowance	0.18%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,238,157
% of over total portfolio	18.32%
Allowance	$ 12,582
% over total allowance	1.40%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,723,568
% of over total portfolio	11.77%
Allowance	$ 21,246
% over total allowance	2.36%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 1,041,531
% of over total portfolio	4.50%
Allowance	$ 25,533
% over total allowance	2.90%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 364,393
% of over total portfolio	1.58%
Allowance	$ 11,971
% over total allowance	1.36%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 154,200
% of over total portfolio	0.67%
Allowance	$ 12,071
% over total allowance	1.37%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 73,505
% of over total portfolio	0.32%
Allowance	$ 11,058
% over total allowance	1.26%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 413,676
% of over total portfolio	1.79%
Allowance	$ 96,699
% over total allowance	10.99%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 167,177
% of over total portfolio	0.72%
Allowance	$ 2,464
% over total allowance	0.27%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 43,587
% of over total portfolio	0.19%
Allowance	$ 3,213
% over total allowance	0.36%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 80,574
% of over total portfolio	0.35%
Allowance	$ 14,848
% over total allowance	1.65%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 91,831
% of over total portfolio	0.40%
Allowance	$ 27,076
% over total allowance	3.01%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 205,639
% of over total portfolio	0.89%
Allowance	$ 98,523
% over total allowance	10.96%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 144,115
% of over total portfolio	0.62%
Allowance	$ 95,606
% over total allowance	10.64%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 377,954
% of over total portfolio		1.73%
Allowance		$ 10,116
% over total allowance		1.32%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 104,513
% of over total portfolio		0.48%
Allowance		$ 5,479
% over total allowance		0.71%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 84,197
% of over total portfolio		0.39%
Allowance		$ 8,830
% over total allowance		1.15%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 297,570
% of over total portfolio		1.36%
Allowance		$ 37,422
% over total allowance		4.87%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 137,216
% of over total portfolio		0.63%
Allowance		$ 2,344
% over total allowance		0.30%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 79,134
% of over total portfolio		0.36%
Allowance		$ 6,758
% over total allowance		0.88%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 334,263
% of over total portfolio		0.16%
Allowance		$ 7,317
% over total allowance		0.95%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 62,242
% of over total portfolio		0.29%
Allowance		$ 21,265
% over total allowance		2.77%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 63,181
% of over total portfolio		0.29%
Allowance		$ 47,576
% over total allowance		6.19%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 127,874
% of over total portfolio		0.59%
Allowance		$ 84,475
% over total allowance		11.00%
Stage1 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 18,711,922
Allowance	145,408
Stage1 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 10,566,318
Allowance		142,883
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	7,983,682
Allowance	109,806
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,737,978
Allowance	37,434
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,043,765
Allowance	5,680
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,201,939
Allowance	66,692
Stage1 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		18,039,481
Allowance		259,268
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		7,473,163
Allowance		116,385
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,710,659
Allowance		39,864
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		3,626,811
Allowance		5,756
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,135,693
Allowance		70,765
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		115,422
Allowance		899
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		681,792
Allowance		1,477
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		3,033,770
Allowance		5,901
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		4,007,691
Allowance		37,650
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,727,643
Allowance		96,956
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	10,728,240
Allowance	35,602
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	101,936
Allowance	14
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	600,732
Allowance	124
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,063,847
Allowance	1,636
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,238,157
Allowance	12,582
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,723,568
Allowance	21,246
Stage 2 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,185,687
Allowance	319,912
Stage 2 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,701,517
Allowance		76,676
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,138,382
Allowance	162,579
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	656,010
Allowance	49,072
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	482,372
Allowance	113,507
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,899,739
Allowance		219,940
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,198,222
Allowance		143,264
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		95,045
Allowance		20,622
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		659,119
Allowance		37,800
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		444,058
Allowance		84,842
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		837,283
Allowance		14,829
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,047,305
Allowance	157,333
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,041,531
Allowance	25,533
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	364,393
Allowance	11,971
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	154,200
Allowance	12,071
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	73,505
Allowance	11,058
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	413,676
Allowance	96,699
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		377,954
Allowance		10,116
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		104,513
Allowance		5,479
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		84,197
Allowance		8,830
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		297,570
Allowance		37,422
Stage 3 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,237,205
Allowance	414,797
Stage 3 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		803,910
Allowance		169,735
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	504,282
Allowance	173,067
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	214,098
Allowance	73,100
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	176,266
Allowance	23,749
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	113,918
Allowance	76,218
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,184,977
Allowance		289,375
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		381,067
Allowance		119,640
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		131,158
Allowance		35,390
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		159,897
Allowance		22,561
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		90,012
Allowance		61,689
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	732,923
Allowance	241,730
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	167,177
Allowance	2,464
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	43,587
Allowance	3,213
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	80,574
Allowance	14,848
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	91,831
Allowance	27,076
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	205,639
Allowance	98,523
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	144,115
Allowance	$ 95,606
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		137,216
Allowance		2,344
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		79,134
Allowance		6,758
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		334,263
Allowance		7,317
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		62,242
Allowance		21,265
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		63,181
Allowance		47,576
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		127,874
Allowance		$ 84,475